Nature of Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of basic shares to diluted shares	The following is a reconciliation of basic shares to diluted shares.

(in millions)	2014	2013	2012

Basic shares	676	676	676
Effect of dilutive shares	5	5	5

Diluted Shares	681	681	681